INVESTMENT IN MARKETABLE EQUITY SECURITIES (Tables)	6 Months Ended
Sep. 30, 2021
Schedule of investment in marketable equity securities

	Six Months Ended September 30,
(In thousands)	2021	2020

Balance, beginning of period	$–	$68
Unrealized (loss) on investment	–	–
Proceeds from the sale of the investment	–	(140)
Gain on sale	–	72
Balance, end of period	$–	$–